Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions with Related Parties

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and as at December 31, 2021

(EUR thousand)	Revenues	Costs*

Parent company
Stevanato Holding S.r.l.	4,475	—

Associate companies
Swissfillon AG	565	—

Other related parties
Winckler & Co. Ltd.	—	352
Società Agricola Stella S.r.l.	—	99
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	57
Progenitor Capital Partners LLC	—	67
E & FKH Ejendomme ApS	—	410
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	578
Federici William	—	69
Fondazione Stevanato	—	180
C.T.S. Studio AS	—	20
Incog BioPharma Services Inc	671	—

* Costs include cost of sale, selling, general administrative costs and other expenses net

(EUR thousand)	Trade receivables	Trade payables	Other Assets	Other Liabilities
Other related parties
Winckler & Co. Ltd.	—	29	—	—
Società Agricola Stella S.r.l.	—	54	—	—
SFEM Italia S.r.l.	—	2	—	—
Studio Legale Spinazzi Azzarita Troi	—	151	—	—
C.T.S. Studio AS	—	2	—	—
Incog BioPharma Services Inc	393	—	—	—

Loan from/to related parties

For the year ended and as at December 31, 2021

(EUR thousand)	Interest received	Interest paid	Financial assets or liabilities

Associate companies
Swissfillon AG	10	—	—

Other related parties
SE Holdings Co.Ltd.	—	5	(940)

Key management personnel of the Group:
Directors and Key Managers	22	—	447

For the year ended and as at December 31, 2020

(EUR thousand)	Revenues	Costs*

Associate companies
Swissfillon AG	790	—

Other related parties
Winckler & Co. Ltd.	—	350
Società Agricola Stella S.r.l.	—	72
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	142
Progenitor Capital Partners LLC	—	84
E & FKH Ejendomme ApS	—	399
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	536
Fondazione Stevanato	—	155

* Costs include cost of sale, selling, general administrative costs and other expenses net

(EUR thousand)	Trade receivables	Trade payables	Other Assets	Other Liabilities

Associate companies
Swissfillon AG	88	—	—	—

Other related parties
Winckler & Co. Ltd.	—	28	—	—
Società Agricola Stella S.r.l.	—	25	24	—
SFEM Italia S.r.l.	—	2	—	—

Loan from/to related parties

For the year ended and as at December 31, 2020

(EUR thousand)	Interest received	Interest paid	Financial assets or liabilities

Associate companies	20	—	1,342
Swissfillon AG

Other related parties
SE Holdings Co.Ltd.	—	6	(968)

Key management personnel of the Group
Directors and Key Managers	53	—	4,614

For the year ended December 31, 2019

(EUR thousand)	Revenues	Costs*

Associate companies
Swissfillon AG	168	—

Other related parties
Winckler & Co. Ltd.	—	499
Società Agricola Stella S.r.l.	—	83
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	150
Progenitor Capital Partners LLC	—	89
E & FKH Ejendomme ApS	—	391
Stevanato Marco	—	(282)
Piovesan Barbara	—	30
Stevanato Sergio	—	98
Studio Legale Spinazzi Azzarita Troi	—	294
Fondazione Stevanato	—	130

* Costs include cost of sale, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2019

(EUR thousand)	Interest received	Interest paid

Associate companies
Swissfillon AG	17	—

Other related parties
SE Holdings Co.Ltd.	—	5

Key management personnel of the Group
Directors and Key Managers	53	—

Summary of Emoluments to Directors and Key Management

Emoluments to Directors and Key Management

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2021

(EUR thousand)	Fixed remuneration		Pension	Long Term	Share based	Total
	Annual	Fringe	expense (1)	Benefits (2)	compensation (3)	remuneration
	fee	benefits
Total Directors	2,196	14	50	(2,966)	350	(356)

(1) Pensions expense related to Trattamento Fine Mandato accrued on the year

(2) Long term benefits related to cash settled awards early terminated in 2021

(3) Shares assigned to board members

For the year ended December 31, 2020

(EUR thousand)	Fixed remuneration		Pension	Long Term	Total
	Annual	Fringe	expense(1)	Benefits(2)	remuneration
	fee	benefits
Total Directors	1,688	28	50	412	2,178

(1) Pensions expense related to Trattamento Fine Mandato accrued on the year

(2) Long term benefits related to cash settled awards

For the year ended December 31, 2019

(EUR thousand)	Fixed remuneration		Pension	Long Term	Total
	Annual	Fringe	expense (1)	Benefits (2)	remuneration
	fee	benefits
Total Directors	1,475	21	50	127	1,673

1) Pensions expense related to Trattamento Fine Mandato accrued on the year

(2) Long term benefits related to cash settled awards

The aggregate compensation for members of the Senior Management Team (excluding the Chairman and including the CEO) is as follows:

For the year ended December 31, 2021

(EUR thousand)	Fixed remuneration		Variable	Pension	Long Term	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	Benefits(4)	compensation(5)	remuneration
	fee	benefits(1)
Total Other Key Management	1,210	21	1,014	85	(6,007)	1,536	(2,141)

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards early terminated in 2021

(5) Share-based compensation awarded under stock grant plan

For the year ended December 31, 2020

(EUR thousand)	Fixed remuneration		Variable	Pension	Long Term	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	remuneration
	fee	benefits(1)
Total Other Key Management	1,150	23	698	81	1,254	3,206

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards

For the year ended December 31, 2019

(EUR thousand)	Fixed remuneration		Variable	Pension	Long Term	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	remuneration
	fee	benefits(1)
Total Other Key Management	1,231	19	305	86	723	2,364

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards